Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage	$ 250,000	$ 250,000
Cash held in the trust account	$ 201,300,000
Common stock subject to possible redemption (in Shares)	19,067,529
Dividends and interest held in Trust Account	$ 331
Net loss	(168,193)	$ (1,032)
Common stock subject to forfeiture (in Shares)		375,000
Class A common stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Net loss	168,000
Class B common stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Net loss	$ 168,000